Commitments and contingencies (Details 1) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Minimum lease payments payable under non-cancellable operating lease	¥ 676,248	¥ 601,218
within one year [member]
Minimum lease payments payable under non-cancellable operating lease	33,764	31,515
one year to five years [member]
Minimum lease payments payable under non-cancellable operating lease	145,016	132,884
Five years thereafter [member]
Minimum lease payments payable under non-cancellable operating lease	¥ 497,468	¥ 436,819